Related Party Transactions - Ewon Loans (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 19, 2023	Sep. 10, 2023	Dec. 12, 2022
Related Party Transactions
Amount borrowed				$ 1,442,500		$ 1,442,500	$ 19,973,000
Repayment of debt						1,300,000
Conversion of related party short-term debt into common stock						14,797,901
Accrued interest, related parties				222,558		203,921	955,119
Related party
Related Party Transactions
Amount borrowed				1,442,500		1,442,500	19,973,000
Related party | Ewon Loan
Related Party Transactions
Amount borrowed				0		0	2,000,000
Interest expense relating to loan				0	$ 11,000	14,667	44,733
Related party | Ewon Loan | Maximum
Related Party Transactions
Amount borrowed						0	3,200,000
Related party | Ewon Loan | Ewon Comfortech Co Ltd
Related Party Transactions
Accrued interest, related parties				$ 0		$ 0	102,089
Related party | Ewon December 2022 Loan
Related Party Transactions
Amount borrowed										$ 5,000,000
Interest rate										2.00%
Repayment of debt		$ 2,000,000	$ 1,000,000
Conversion of related party short-term debt into common stock	$ 2,000,000
Related party | Ewon September 2023 Loan
Related Party Transactions
Amount borrowed							200,000		$ 200,000
Interest rate									2.00%
Conversion of related party short-term debt into common stock	200,000
Related party | Ewon December 2023 Loan
Related Party Transactions
Amount borrowed							$ 1,000,000	$ 1,000,000
Conversion of related party short-term debt into common stock	$ 1,000,000